UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-22558

Brookfield Investment Funds
(Exact name of registrant as specified in charter)

Three World Financial Center,
250 Vesey Street, 15th Floor,
New York, NY 10281-1023
(Address of principal executive offices) (Zip code)

Kim G. Redding,
Three World Financial Center,
250 Vesey Street, 15th Floor,
New York, NY 10281-1023
(Name and address of agent for service)

Registrant's telephone number, including area code: (855) 777-8001
Date of fiscal year end: December 31, 2013
Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.
Item 1. Schedule of Investments.

Brookfield Global Listed Real Estate Fund
Schedule of Investments (Unaudited)
September 30, 2013

	Shares	Value
COMMON STOCKS – 96.6%
AUSTRALIA – 11.3%
Diversified – 5.3%
Dexus Property Group [1]	3,274,300	$ 3,065,043
Mirvac Group [1]	1,105,400	1,797,030
Mirvac Group [1,3]	73,700	119,813
Total Diversified		4,981,886
Retail – 6.0%
Stockland [1]	245,000	885,593
Westfield Group [1]	197,200	2,026,489
Westfield Retail Trust [1]	951,900	2,638,730
Total Retail		5,550,812
Total AUSTRALIA		10,532,698
AUSTRIA – 1.5%
Residential – 1.5%
Conwert Immobilien Invest SE [1]	119,600	1,407,869
Total AUSTRIA		1,407,869
FRANCE – 4.0%
Diversified – 3.0%
Unibail-Rodamco SE [1]	11,300	2,803,403
Hotel – 1.0%
Accor SA [1]	21,700	901,747
Total FRANCE		3,705,150
GERMANY – 2.9%
Mixed – 1.0%
DIC Asset AG [1]	83,300	917,134
Office – 1.9%
Alstria Office REIT - AG [1]	142,600	1,772,803
Total GERMANY		2,689,937
HONG KONG – 5.9%
Developer - Diversified – 1.5%
Kerry Properties, Ltd. [1]	326,200	1,393,318
Diversified – 3.0%
Sun Hung Kai Properties Ltd. [1]	203,651	2,771,869
Office – 1.4%
Hongkong Land Holdings Ltd. [1]	204,300	1,346,196
Total HONG KONG		5,511,383
ITALY – 0.9%
Office – 0.9%
Beni Stabili SpA [1]	1,364,900	848,556
Total ITALY		848,556

Brookfield Global Listed Real Estate Fund
Schedule of Investments (Unaudited)
September 30, 2013

	Shares	Value
COMMON STOCKS (continued)
JAPAN – 10.7%
Diversified – 1.9%
Mitsui Fudosan Company Ltd. [1]	51,200	$ 1,728,992
Diversified Real Estate/Land – 2.3%
GLP J-Reit [1]	1,943	2,169,784
Industrial – 1.5%
Japan Logistics Fund Inc. [1]	138	1,391,673
Office – 5.0%
Mitsubishi Estate Company Ltd. [1]	157,155	4,657,401
Retail – 0.0%
Aeon Mall Company Ltd. [1]	500	14,884
Total JAPAN		9,962,734
NETHERLANDS – 4.0%
Retail – 4.0%
Corio NV [1]	66,600	2,868,968
Vastned Retail NV [1]	20,400	868,514
Total Retail		3,737,482
Total NETHERLANDS		3,737,482
NORWAY – 1.9%
Diversified – 1.9%
Norwegian Property ASA [1]	1,298,336	1,716,505
Total NORWAY		1,716,505
RUSSIA – 1.9%
Retail – 1.9%
Atrium European Real Estate Ltd [1]	312,700	1,769,561
Total RUSSIA		1,769,561
UNITED KINGDOM – 5.1%
Diversified – 1.5%
Safestore Holdings PLC [1]	622,800	1,351,064
Office – 1.2%
Great Portland Estates PLC [1]	128,600	1,121,735
Retail – 2.4%
Hammerson PLC [1]	280,000	2,269,993
Total UNITED KINGDOM		4,742,792
UNITED STATES – 46.5%
Healthcare – 4.1%
Brookdale Senior Living, Inc. [2]	44,698	1,175,557
Ventas, Inc.	42,700	2,626,050
Total Healthcare		3,801,607
Hotel – 4.2%
DiamondRock Hospitality Co.	87,436	932,942
Host Hotels & Resorts, Inc.	122,500	2,164,575

Brookfield Global Listed Real Estate Fund
Schedule of Investments (Unaudited)
September 30, 2013

	Shares	Value
COMMON STOCKS (continued)
Starwood Hotels & Resorts Worldwide, Inc.	13,000	$ 863,850
Total Hotel		3,961,367
Mixed – 2.4%
Liberty Property Trust	62,500	2,225,000
Office – 7.5%
Douglas Emmett, Inc.	57,500	1,349,525
Highwoods Properties, Inc.	76,000	2,683,560
Mack-Cali Realty Corp.	35,300	774,482
SL Green Realty Corp.	24,800	2,203,232
Total Office		7,010,799
Real Estate Operator/Developer – 1.2%
DuPont Fabros Technology, Inc.	42,900	1,105,533
Regional Malls – 7.8%
Pennsylvania Real Estate Investment Trust	71,000	1,327,700
Simon Property Group, Inc.	39,800	5,899,554
Total Regional Malls		7,227,254
Residential – 16.4%
AvalonBay Communities, Inc.	17,300	2,198,657
BRE Properties, Inc.	35,800	1,817,208
Camden Property Trust	21,000	1,290,240
Equity Residential	110,500	5,919,485
Essex Property Trust, Inc.	11,900	1,757,630
Mid-America Apartment Communities Inc.	35,900	2,243,750
Total Residential		15,226,970
Self Storage – 2.9%
Iron Mountain, Inc.	99,985	2,701,595
Total UNITED STATES		43,260,125
Total COMMON STOCKS (Cost $88,996,763)		89,884,792
Total Investments – 96.6% (Cost $88,996,763)		89,884,792
Other Assets in Excess of Liabilities – 3.4%		3,204,863
TOTAL NET ASSETS – 100.0%		$ 93,089,655

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1	— Foreign security or a U.S. security of a foreign company.
2	— Non-income producing security.
3	— Security acquired in a foreign offering, offered to U.S. Qualified Institutional Buyers under Rule 144a of the Securities Act of 1933. These shares are eligible for resale on their respective foreign exchanges under Regulation S of the Securities Act of 1933. As of September 30, 2013, the total value of all such investments was $119,813 or 0.1% of net assets

Brookfield Global Listed Infrastructure Fund
Schedule of Investments (Unaudited)
September 30, 2013

	Shares	Value
COMMON STOCKS – 97.9%
AUSTRALIA – 1.1%
Infrastructure - Diversified – 0.5%
DUET Group [1]	794,000	$ 1,616,033
Transmission & Distribution – 0.6%
Spark Infrastructure Group [1]	1,246,400	1,930,973
Total AUSTRALIA		3,547,006
BRAZIL – 3.7%
Toll Roads – 2.0%
CCR SA [1]	808,400	6,372,219
Transmission & Distribution – 0.6%
Alupar Investimento SA [1,2,3]	173,800	1,376,253
Alupar Investimento SA [1,2]	49,200	389,595
Total Transmission & Distribution		1,765,848
Water – 1.1%
Cia de Saneamento Basico do Estado de Sao Paulo [1]	363,100	3,616,476
Total BRAZIL		11,754,543
CANADA – 14.1%
Oil & Gas Storage & Transportation – 12.0%
Enbridge, Inc. [1]	352,900	14,738,855
Keyera Corp. [1]	56,800	3,228,069
Pembina Pipeline Corp. [1]	141,500	4,689,879
TransCanada Corp. [1]	360,900	15,854,303
Total Oil & Gas Storage & Transportation		38,511,106
Rail – 2.1%
Canadian National Railway Co. [1]	68,700	6,961,040
Total CANADA		45,472,146
CHINA – 4.0%
Oil & Gas Storage & Transportation – 2.9%
Beijing Enterprises Holdings Ltd. [1]	911,100	6,587,798
ENN Energy Holdings Ltd. [1]	472,800	2,630,471
Total Oil & Gas Storage & Transportation		9,218,269
Toll Roads – 1.1%
Anhui Expressway Co. [1]	1,235,300	669,337
Jiangsu Expressway Company Ltd. [1]	1,052,300	1,242,633
Sichuan Expressway Company Ltd. [1]	2,079,900	601,305
Zhejiang Expressway Company Ltd. [1]	1,333,100	1,230,068
Total Toll Roads		3,743,343
Total CHINA		12,961,612
FRANCE – 2.5%
Infrastructure - Communications – 1.5%
Eutelsat Communications SA [1]	150,200	4,747,202

Brookfield Global Listed Infrastructure Fund
Schedule of Investments (Unaudited)
September 30, 2013

	Shares	Value
COMMON STOCKS (continued)
Toll Roads – 1.0%
Vinci SA [1]	56,100	$ 3,265,944
Total FRANCE		8,013,146
GERMANY – 1.0%
Airports – 1.0%
Fraport AG Frankfurt Airport Services Worldwide [1]	46,300	3,248,822
Total GERMANY		3,248,822
HONG KONG – 3.8%
Oil & Gas Storage & Transportation – 2.2%
Hong Kong & China Gas Company Ltd. [1]	2,970,430	7,150,417
Ports – 1.2%
COSCO Pacific Ltd. [1]	2,484,500	3,804,150
Rail – 0.4%
Guangshen Railway Company Ltd. [1]	2,521,400	1,323,965
Total HONG KONG		12,278,532
ITALY – 3.2%
Oil & Gas Storage & Transportation – 3.2%
Snam SpA [1]	2,011,134	10,192,603
Total ITALY		10,192,603
MEXICO – 0.4%
Oil & Gas Storage & Transportation – 0.4%
Infraestructura Energetica Nova SAB de CV [1]	360,100	1,391,761
Total MEXICO		1,391,761
SPAIN – 5.2%
Infrastructure - Diversified – 2.5%
Ferrovial SA [1]	441,400	7,949,808
Toll Roads – 2.0%
Abertis Infraestructuras SA [1]	338,923	6,587,028
Transmission & Distribution – 0.7%
Red Electrica Corp. SA [1]	41,200	2,345,131
Total SPAIN		16,881,967
SWITZERLAND – 1.6%
Airports – 1.6%
Flughafen Zuerich AG [1]	9,687	5,104,581
Total SWITZERLAND		5,104,581
UNITED KINGDOM – 7.4%
Transmission & Distribution – 4.5%
National Grid PLC [1]	1,230,100	14,530,763
Water – 2.9%
Severn Trent PLC [1]	154,600	4,408,896

Brookfield Global Listed Infrastructure Fund
Schedule of Investments (Unaudited)
September 30, 2013

	Shares	Value
COMMON STOCKS (continued)
United Utilities Group PLC [1]	422,500	$ 4,725,604
Total Water		9,134,500
Total UNITED KINGDOM		23,665,263
UNITED STATES – 49.9%
Infrastructure - Communications – 11.7%
American Tower Corp.	236,022	17,496,311
Crown Castle International Corp. [2]	165,442	12,082,229
SBA Communications Corp. [2]	98,700	7,941,402
Total Infrastructure - Communications		37,519,942
Infrastructure - Diversified – 2.0%
Teekay Corp.	151,600	6,480,900
Oil & Gas Storage & Transportation – 31.5%
Access Midstream Partners LP	133,200	6,434,892
Enbridge Energy Management LLC [2]	1	23
Energy Transfer Equity LP	95,100	6,255,678
Enterprise Products Partners LP	140,000	8,545,600
EQT Midstream Partners LP	81,500	4,012,245
EV Energy Partners LP	87,900	3,260,211
Inergy LP	279,000	3,841,830
MarkWest Energy Partners LP	76,100	5,496,703
MPLX LP	89,200	3,250,448
NiSource, Inc.	174,400	5,387,216
ONEOK Inc.	190,400	10,152,128
Phillips 66 Partners LP	25,300	778,228
SemGroup Corp.	110,500	6,300,710
Sempra Energy	120,500	10,314,800
Spectra Energy Corp.	408,600	13,986,378
Targa Resources Corp.	48,700	3,553,152
The Williams Companies, Inc.	272,700	9,915,372
Total Oil & Gas Storage & Transportation		101,485,614
Rail – 2.8%
Union Pacific Corp.	58,600	9,102,924
Transmission & Distribution – 1.9%
Northeast Utilities	145,100	5,985,375
Total UNITED STATES		160,574,755
Total COMMON STOCKS (Cost $287,817,594)		315,086,737

Brookfield Global Listed Infrastructure Fund
Schedule of Investments (Unaudited)
September 30, 2013

	Shares	Value
SUBSCRIPTION RIGHTS – 0.1%
SPAIN – 0.1%
Toll Roads – 0.1%
Abertis Infraestructuras SA [1,2]	338,923	$ 329,670
Total SPAIN		329,670
Total SUBSCRIPTION RIGHTS (Cost $277,564)		329,670
Total Investments – 98.0% (Cost $288,095,158)		315,416,407
Other Assets in Excess of Liabilities – 2.0%		6,338,292
TOTAL NET ASSETS – 100.0%		$ 321,754,699

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1	— Foreign security or a U.S. security of a foreign company.
2	— Non-income producing security.
3	— Security acquired in a foreign offering, offered to U.S. Qualified Institutional Buyers under Rule 144a of the Securities Act of 1933. These shares are eligible for resale on their respective foreign exchanges under Regulation S of the Securities Act of 1933. As of September 30, 2013, the total value of all such investments was $1,376,253 or 0.4% of net assets.

Notes to Schedule of Investments (Unaudited)
Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from at least two active and reliable market makers in any such security. If quotes cannot be obtained from two active and reliable market makers then the securities may be priced using a quote obtained from a single active market maker. Short-term debt securities with remaining maturities of sixty days or less are held at fair value which is equal to cost with interest accrued or discount accrued to the date of maturity, unless such valuation, in the judgment of the Brookfield Investment Management Inc. ("Adviser") Valuation Committee, does not represent market value, in which case these securities will be fair valued as determined by the Adviser’s Valuation Committee.
Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.
When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at "fair value" as determined in good faith by the Adviser's Valuation Committee using procedures adopted by and under the supervision of the Fund's Board of Directors. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV.
Fair valuation procedures may be used to value a substantial portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.
The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.
The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.
Brookfield Investment Funds' (the "Trust") Board of Trustees (the "Board" or "Trustees") has adopted procedures for the valuation of the Funds’ securities and has delegated the day to day responsibilities for valuation determinations under these procedures to the Adviser. The Board has reviewed and approved the valuation procedures utilized by the Adviser and regularly reviews the application of the procedures to the securities in the Funds’ portfolios. Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers. If a market value or price cannot be determined for a security or a significant event has occurred that would materially affect the value of the security, the security is fair valued by the Adviser’s Valuation Committee. The Valuation Committee is comprised of senior members of the Adviser’s management team.
The Funds have established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 -	quoted prices in active markets for identical assets or liabilities
•	Level 2 -	quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)
•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)
The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee. If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.
Significant increases or decreases in the any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.
To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider who is subject to oversight by the Adviser), regularly compares one of its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.
Real Estate Fund
The following table summarizes the Real Estate Fund's investments categorized in the disclosure hierarchy as of September 30, 2013:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$ 10,532,698	$ —	$ 10,532,698
Austria	—	1,407,869	—	1,407,869
France	—	3,705,150	—	3,705,150
Germany	—	2,689,937	—	2,689,937
Hong Kong	—	5,511,383	—	5,511,383
Italy	—	848,556	—	848,556
Japan	—	9,962,734	—	9,962,734
Netherlands	—	3,737,482	—	3,737,482
Norway	1,716,505	—	—	1,716,505
Russia	1,769,561	—	—	1,769,561
United Kingdom	1,351,064	3,391,728	—	4,742,792
United States	43,260,125	—	—	43,260,125
Total	$ 48,097,255	$ 41,787,537	$ —	$ 89,884,792
For further information regarding security characteristics, see the Schedule of Investments.
Level 2 securities are fair valued as a result of market movements following the close of local trading. During the period ended September 30, 2013, transfers from Level 1 to Level 2 were $3,942,587 and transfers from Level 2 to Level 1 were $3,486,066 and were due to these market movements. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.
During the period ended September 30, 2013, the Real Estate Fund did not invest in any level 3 securities.
Infrastructure Fund
The following table summarizes the Infrastructure Fund's investments categorized in the disclosure hierarchy as of September 30, 2013:
Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$ 3,547,006	$ —	$ 3,547,006
Brazil	11,754,543	—	—	11,754,543
Canada	45,472,146	—	—	45,472,146
China	—	12,961,612	—	12,961,612
France	—	8,013,146	—	8,013,146
Germany	—	3,248,822	—	3,248,822
Hong Kong	—	12,278,532	—	12,278,532
Italy	—	10,192,603	—	10,192,603
Mexico	1,391,761	—	—	1,391,761
Spain	—	16,881,967	—	16,881,967
Switzerland	—	5,104,581	—	5,104,581
United Kingdom	—	23,665,263	—	23,665,263
United States	160,574,755	—	—	160,574,755
Subscription Rights:
Spain	329,670	—	—	329,670
Total	$ 219,522,875	$ 95,893,532	$ —	$ 315,416,407
For further information regarding security characteristics, see the Schedule of Investments.

Level 2 securities are fair valued as a result of market movements following the close of local trading. During the period ended September 30, 2013, there were no transfers due to these market movements. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.
During the period ended September 30, 2013, the Infrastructure Fund did not invest in any Level 3 securities.
Federal Income Tax Basis: The federal income tax basis of the Funds' investments, not including foreign currency translation translations and forward foreign currency contracts at September 30, 2013 was as follows:
Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Real Estate Fund	$ 88,996,763	$ 3,684,706	$(2,796,677)	$ 888,029
Infrastructure Fund	288,095,158	28,603,040	(1,281,791)	27,321,249

Item 2. Controls and Procedures.
(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.
(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 3. Exhibits
The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.